Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 14,543	$ 14,366	$ 44,120	$ 42,535
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,588	5,144	19,146	14,972
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,730	2,003	5,265	6,217
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	5,368	6,277	17,154	18,412
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 857	$ 942	$ 2,555	$ 2,934